Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2018 and 2017, the Company incurred consulting fees of $180,000 and $127,500, respectively, related to services provided to it by an officer/ shareholder.